KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 3,073,240	$ 3,940,185	$ 4,703,519
Share-based incentives	3,428,029
Total	$ 6,501,269	$ 3,940,185	$ 4,703,519